LEASES	12 Months Ended
Jun. 30, 2019
LEASES
LEASES

15.  LEASES

a.Finance lease - lessee

Detail of leased equipment:

Such contracts were classified as finance leases as the rental period amounts to the estimated useful economic life of the assets concerned and the Group has the right to purchase the assets outright at the end of the minimum lease term by paying a low nominal amount. The leases are payable in ARS.

		Number of	Present Value
		leasing	of Minimum
Giver	Object of the contract	contracts	Payments
HP Financial Services	Equipment and computer software	7	605,024
Banco Macro	Vehicles	10	86,460
Banco Supervielle	Machinery and equipment	4	116,126
Banco Galicia	Machinery and equipment	1	41,208
Total			848,818

Present value - Minimum payments of financial leases

	06/30/2019	06/30/2018	06/30/2017
Less than 1 year	444,999	418,933	701,025
1 year- 5 years	490,088	578,578	961,476
Total	935,087	997,511	1,662,501
Financial charges to be accrued	(86,270)	(263,219)	(516,819)
Debt for financial leases	848,817	734,292	1,145,682

There are no contingent rents related to finance leases and no subleases. There are no material restrictions imposed by lease arrangements.

b.      Operating lease - lessee

The Group maintains leased land under operating leases.

The total lease payments recognized as expenses during the years ended June 30, 2019 and 2018 and the six-month transition period ended June 30, 2017:

Present value - Minimum payments of financial leases	06/30/2019	06/30/2018	06/30/2017
Less than 1 year	385,947	280,038	466,689
1 year- 5 years	462,870	454,254	678,993
Total	848,817	734,292	1,145,682

There are no subleases. There are no material restrictions imposed by lease arrangements.